UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

Short-Term Bond Fund
of America®

Semi-annual report for the six months ended February 28, 2013

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)

Reflecting 2.50% maximum sales charge	–1.92%	1.03%	1.85%

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated November 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Bonds of lower credit quality and with longer maturities generally fared best during the first half of Short-Term Bond Fund of America’s fiscal year. Against this back-drop, the fund — which invests primarily in high-quality debt securities with an average maturity of less than three years — generated a total return of 0.07% for the six months ended February 28, 2013.

The unmanaged Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, gained 0.31%. Meanwhile, the Lipper Short Investment Grade Debt Funds Average gained 1.07%. This peer group measure includes funds that — unlike this fund — invest in relatively risky longer term bonds, as well as below-investment-grade ones, rated Ba/BB and lower. Results for longer time periods are shown in the table below.

Our conservative investment approach endeavors to offer investors a measure of stability — seeking to preserve their initial investment while also providing some income. Over the six months, the fund’s share price declined 3 cents to $10.07. Investors who reinvested dividends or took their dividends in cash received an equal income return of 0.36% (0.72% annualized).

Results at a glance

For periods ended February 28, 2013, with all distributions reinvested

	Total	Average annual
	returns	total returns
	1 year	3 years	5 years	Lifetime
				(since 10/2/06)
Short-Term Bond Fund of America (Class A shares)	0.65%	1.04%	1.52%	2.29%
Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	0.90	1.47	2.18	3.34
Lipper Short Investment Grade Debt Funds Average	2.65	2.59	2.69	3.26

*	The index is unmanaged and, therefore, has no expenses.

Short-Term Bond Fund of America	1

Economic and market overview

Central bank actions — at home and elsewhere — continued to have a profound effect on the bond market. With unprecedented definitiveness, the Federal Reserve announced that it would keep the official interest rate close to zero until unemployment falls below 6.5%. This statement, together with its plan to begin monthly purchases of $45 billion of longer term U.S. Treasury bonds (on top of an existing program to buy mortgage-backed securities), supported investor demand for corporate bonds and other higher yielding debt.

Official boldness was also evident in Europe. In September 2012, the European Central Bank approved a plan to buy unlimited amounts of sovereign debt from struggling euro-zone nations. This dramatic move was aimed at lowering borrowing costs and boosting the economies of Spain and other troubled euro-zone countries.

In contrast to Europe’s largely gloomy economic outlook, positive domestic data — especially in regard to jobs and housing — indicated that the U.S. recovery was continuing its steady progress. The unemployment rate declined to 7.7% in February 2013 — the lowest level since late 2008. Job growth was particularly impressive in the construction industry as the housing market’s recovery gained some traction.

Overall, shorter term Treasuries generated negative total returns as yields (which move inversely to prices) edged higher. Corporate bonds generated some of the highest bond market returns over the period. Strong demand from investors was met with increased supply as companies sought low interest rate financing. Gross U.S. corporate bond sales reached a record annual high in 2012.

Inside the portfolio

U.S. Treasury bonds and notes amounted to 21.1% of fund assets as of February 28, 2013. Faced with shorter term Treasuries that were still yielding close to zero, as well as the maturing of a number of higher yielding, higher quality investments issued during the financial crisis, the fund’s portfolio counselors (David Hoag and John Queen) found select opportunities in a variety of sectors.

At the end of the period, 15.5% of assets were invested in corporate bonds. Over the preceding six months, we identified relatively attractive investment opportunities among high-quality U.S. companies in a variety of industries, including telecommunications and energy. Given the low yield environment and our assessment of the risk entailed, we viewed the total return potential of these corporate bonds as a way to add incremental yield and stability to the portfolio.

Mortgage-related holdings continued to account for a significant proportion of assets: 22.6% as of February 28, 2013. Over the period, we selectively sold non-agency commercial mortgage-backed securities (CMBS) and sought other types of investments with the potential to offer yield more sustainably. Our research suggested that some of our CMBS holdings had become more likely to be “called” early (in effect, bought back by the issuer before the bond matures).

2	Short-Term Bond Fund of America

Our investments in the mortgage-related sector centered on agency pass-through securities. Owners of pass-throughs are, in effect, receiving the mortgage payments of a pool of homeowners across the U.S. Our research identified securities where the underlying mortgages are unlikely to be refinanced in the near term, which may be beneficial for potential total returns. Over the period, the fund selectively bought agency securities backed by single-family mortgages, alongside some that are backed by multifamily loans.

Looking ahead

Although tax increases, tax cut lapses and modest U.S. economic growth have helped move the deficit lower, we believe that the domestic fiscal outlook is unlikely to brighten much over the next year or so. With that in mind, we do not anticipate imminent drastic action from the Fed in the form of a sharp increase in the official interest rate.

When interest rates do eventually rise, the value of a diversified portfolio with a shorter average maturity (such as this fund, which is focused on bonds with shorter maturities) should tend to hold up better than the value of one with a longer maturity. What’s more, an actively managed fund such as ours will be able to use an environment of gradually rising yields to reinvest in bonds that offer potentially higher total returns.

Whatever the interest rate environment, the fund’s diversified portfolio seeks to offer investors a measure of stability — serving as an anchor within their overall investment mix. The fund may, therefore, be an appropriate choice for those who are seeking a better potential return in the short term than that typically offered by a money market fund (an investment in Short-Term Bond Fund of America entails additional investment risks that are not present with money market funds).

We greatly appreciate your ongoing support and look forward to reporting to you again in six months.

Cordially,

David A. Hoag

President

April 12, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.11%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.79%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio	unaudited
February 28, 2013

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Investment mix by security type	Percent of net assets

Quality breakdown*	Percent of net assets
U.S. government obligations†	22.1%
Federal agencies	41.6
Aaa/AAA	6.5
Aa/AA	8.2
A/A	8.9
Short-term securities & other assets less liabilities	12.7

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	Short-Term Bond Fund of America

Bonds & notes — 87.31%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[1] — 22.56%
Fannie Mae:
3.00% 2027	$45,960	$48,674
3.00% 2027	40,272	42,739
3.00% 2027	32,888	34,666
2.00% 2028	40,750	41,182
2.50% 2028	41,600	43,205	18.19%
3.00% 2028	38,750	40,796
3.50% 2028	82,750	87,741
4.00% 2028	25,000	26,762
6.00% 2038	59,091	64,936
0.402%–6.00% 2019–2042[2]	348,160	368,762
Freddie Mac 1.437%–5.171% 2013–2041[2]	79,639	82,960	1.89
Bank of Nova Scotia 1.45% 2013[3]	7,000	7,033	.16
Other securities		101,899	2.32
		991,355	22.56

Federal agency bonds & notes — 22.52%
Fannie Mae:
0.875% 2014	28,750	29,003
2.75% 2014	40,000	41,042
0.50% 2016	31,070	31,121
0.625% 2016	45,000	45,035
1.375% 2016	50,000	51,393	10.91
0.75% 2017	50,000	50,000
1.00% 2017	41,750	41,736
1.25% 2017	50,000	51,236
0.375%–4.625% 2013–2017	136,980	138,886
Freddie Mac:
Series 1, 0.50% 2013	50,000	50,084
1.625% 2013	80,000	80,150
0.625% 2014	36,000	36,238	8.26
3.00% 2014	40,000	41,540
2.50% 2016	45,000	47,870
0.375%–5.00% 2013–2019	106,100	106,983
Federal Home Loan Bank:
3.625% 2013	55,000	56,202
0.50% 2015	30,000	30,095	2.19
Series 28, 0.375%–1.00% 2014–2017	10,105	10,176
Private Export Funding Corp. 1.375% 2017	36,930	37,703	.86
Other securities		13,112	.30
		989,605	22.52

Short-Term Bond Fund of America	5

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 21.11%

U.S. Treasury — 19.18%
0.75% 2013	$35,000	$35,019
1.375% 2013	65,000	65,033
1.50% 2013	56,250	56,874
1.75% 2013	50,000	50,102
3.125% 2013	80,000	81,390
3.375% 2013	93,750	95,028
3.375% 2013	30,000	30,327	19.18%
1.875% 2014	44,250	45,117
1.875% 2014	40,000	40,676
4.25% 2014	25,000	26,711
0.25% 2015	30,000	29,988
1.00% 2017	60,000	61,052
0.375%–4.125% 2013–2017	217,875	225,172
		842,489	19.18

U.S. Treasury inflation-protected security[4] — 1.93%
1.875% 2013	82,640	84,739	1.93

Total U.S. Treasury bonds & notes		927,228	21.11

Corporate bonds & notes — 15.49%

Financials — 5.48%
JPMorgan Chase & Co. 1.125%–3.40% 2015–2016	25,190	26,224	.60
Toyota Motor Credit Corp. 0.875%–1.75% 2014–2017	22,500	22,818	.52
Nordea Bank, Series 2, 3.70% 2014[3]	14,500	15,231	.35
Other securities		176,347	4.01
		240,620	5.48

Industrials — 1.22%
General Electric Corp. 1.625%–5.25% 2015–2017	23,050	23,833	.54
Other securities		29,724	.68
		53,557	1.22

Other corporate bonds & notes — 8.79%
Other securities		386,557	8.79

Total corporate bonds & notes		680,734	15.49

Asset-backed obligations[1] — 2.53%
Aesop Funding II LLC:
Series 2010-3A, Class A, 4.64% 2016[3]	28,331	30,532	.69
Series 2010-5A, Class A, 3.15% 2017[3]	17,419	18,364	.42
Other securities		62,176	1.42
		111,072	2.53

6	Short-Term Bond Fund of America

Bonds & notes	Value (000)	Percent of net assets
Other — 3.10%
Other securities	$136,079	3.10%

Total bonds & notes (cost: $3,783,460,000)	3,836,073	87.31

Short-term securities — 17.85%	Principal amount (000)
Freddie Mac 0.115%–0.15% due 6/10–9/4/2013	$100,800	100,738	2.29
Federal Home Loan Bank 0.11%–0.125% due 3/15–7/17/2013	85,300	85,278	1.94
Nordea North America, Inc. 0.165%–0.215% due 3/18–5/13/2013	63,900	63,885	1.45
Sumitomo Mitsui Banking Corp. 0.16%–0.17% due 3/11–3/25/2013[3]	61,800	61,795	1.41
Fannie Mae 0.10%–0.16% due 4/2–9/16/2013	58,600	58,575	1.33
Bank of Nova Scotia 0.145%–0.17% due 3/4–3/15/2013	48,000	47,999	1.09
Toyota Motor Credit Corp. 0.18% due 3/5/2013	45,000	44,999	1.02
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.17% due 4/15/2013 Gotham Funding Corp. 0.18% due 3/21/2013[3]	30,000 12,100	29,994 12,099	.96
Mizuho Funding LLC 0.185% due 3/19/2013[3]	40,000	39,995	.91
Toronto-Dominion Holdings USA Inc. 0.14% due 4/4/2013[3]	40,000	39,995	.91
Chariot Funding, LLC 0.21% due 3/18/2013[3]	28,000	27,998	.64
General Electric Co. 0.12% due 3/1/2013	20,940	20,940	.48
U.S. Treasury Bill 0.155% due 5/2/2013	20,000	19,997	.46
Other securities		130,090	2.96

Total short-term securities (cost: $784,373,000)		784,377	17.85

Total investment securities (cost: $4,567,833,000)		4,620,450	105.16
Other assets less liabilities		(226,773)	(5.16)

Net assets		$4,393,677	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $577,244,000, which represented 13.14% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.

See Notes to Financial Statements

Short-Term Bond Fund of America	7

Financial statements

Statement of assets and liabilities at February 28, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $4,567,833)		$4,620,450
Cash		50
Receivables for:
Sales of investments	$42,503
Sales of fund’s shares	9,994
Interest	15,850	68,347
		4,688,847
Liabilities:
Payables for:
Purchases of investments	280,317
Repurchases of fund’s shares	11,893
Dividends on fund’s shares	131
Investment advisory services	969
Services provided by related parties	1,732
Trustees’ deferred compensation	31
Other	97	295,170
Net assets at February 28, 2013		$4,393,677

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,345,798
Distributions in excess of net investment income		(4,727)
Accumulated net realized loss		(11)
Net unrealized appreciation		52,617
Net assets at February 28, 2013		$4,393,677

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (436,542 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,087,245	306,727	$10.07
Class B	31,223	3,103	10.06
Class C	148,425	14,755	10.06
Class F-1	131,195	13,034	10.07
Class F-2	262,222	26,053	10.07
Class 529-A	280,291	27,848	10.07
Class 529-B	4,666	464	10.06
Class 529-C	70,925	7,052	10.06
Class 529-E	18,154	1,804	10.07
Class 529-F-1	37,353	3,711	10.07
Class R-1	5,397	536	10.06
Class R-2	42,077	4,182	10.06
Class R-3	50,584	5,026	10.07
Class R-4	22,930	2,278	10.07
Class R-5	14,240	1,415	10.07
Class R-6	186,750	18,554	10.06

See Notes to Financial Statements

8	Short-Term Bond Fund of America

Statement of operations for the six months ended February 28, 2013	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$24,356
Fees and expenses*:
Investment advisory services	$6,271
Distribution services	4,781
Transfer agent services	2,102
Administrative services	463
Reports to shareholders	112
Registration statement and prospectus	199
Trustees’ compensation	22
Auditing and legal	36
Custodian	5
Other	236	14,227
Net investment income		10,129
Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		4,171
Net unrealized depreciation on investments		(14,482)
Net realized gain and unrealized depreciation on investments		(10,311)
Net decrease in net assets resulting from operations		$(182)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2013†	Year ended August 31, 2012

Operations:
Net investment income	$10,129	$31,386
Net realized gain on investments	4,171	3,215
Net unrealized depreciation on investments	(14,482)	(74)
Net (decrease) increase in net assets resulting from operations	(182)	34,527
Dividends paid or accrued to shareholders from net investment income	(14,788)	(38,950)

Net capital share transactions	123,778	(116,646)

Total increase (decrease) in net assets	108,808	(121,069)

Net assets:
Beginning of period	4,284,869	4,405,938
End of period (including distributions in excess of net investment income: $(4,727) and $(68), respectively)	$4,393,677	$4,284,869

†	Unaudited.

See Notes to Financial Statements	Short-Term Bond Fund of America	9

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

	Initial sales	Contingent deferred sales
Share class	charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1,	None	None	None
R-2, R-3, R-4,
R-5 and R-6

*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

10	Short-Term Bond Fund of America

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Short-Term Bond Fund of America	11

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value

12	Short-Term Bond Fund of America

determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2013, all of the fund’s investment securities were classified as Level 2.

Short-Term Bond Fund of America	13

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

14	Short-Term Bond Fund of America

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2008.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$188
Capital loss carryforward*	(3,953)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$52,964
Gross unrealized depreciation on investment securities	(517)
Net unrealized appreciation on investment securities	52,447
Cost of investment securities	4,568,003

Short-Term Bond Fund of America	15

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended		Year ended
Share class	February 28, 2013		August 31, 2012
Class A	$11,313		$30,518
Class B	11		130
Class C	11		252
Class F-1	396		1,309
Class F-2	1,152		3,187
Class 529-A	902		2,252
Class 529-B	—	*	9
Class 529-C	6		40
Class 529-E	26		88
Class 529-F-1	145		341
Class R-1	—	*	7
Class R-2	4		61
Class R-3	68		235
Class R-4	67		156
Class R-5	64		168
Class R-6	623		197
Total	$14,788		$38,950

*Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the six months ended February 28, 2013, the investment advisory services fee was $6,271,000, which was equivalent to an annualized rate of 0.288% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has

16	Short-Term Bond Fund of America

limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Short-Term Bond Fund of America	17

Class-specific expenses under the agreements described on the previous page for the six months ended February 28, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services	529 plan services
Class A	$2,729	$1,475		$155	Not applicable
Class B	155	18		Not applicable	Not applicable
Class C	801	79		40	Not applicable
Class F-1	171	94		34	Not applicable
Class F-2	Not applicable	150		68	Not applicable
Class 529-A	179	100		68	$135
Class 529-B	24	2		1	3
Class 529-C	353	28		18	35
Class 529-E	44	6		4	9
Class 529-F-1	—	13		9	18
Class R-1	26	3		1	Not applicable
Class R-2	149	72		10	Not applicable
Class R-3	122	45		12	Not applicable
Class R-4	28	13		6	Not applicable
Class R-5	Not applicable	4		4	Not applicable
Class R-6	Not applicable	—	*	33	Not applicable
Total class-specific expenses	$4,781	$2,102		$463	$200

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $22,000, shown on the accompanying financial statements, includes $19,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

18	Short-Term Bond Fund of America

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2013
Class A	$780,860	77,478	$11,001		1,092		$(773,695)	(76,786)	$18,166	1,784
Class B	5,646	560	11		1		(11,479)	(1,139)	(5,822)	(578)
Class C	30,437	3,020	10		1		(49,712)	(4,934)	(19,265)	(1,913)
Class F-1	31,492	3,125	385		38		(46,598)	(4,624)	(14,721)	(1,461)
Class F-2	123,945	12,296	809		81		(127,655)	(12,668)	(2,901)	(291)
Class 529-A	60,534	6,006	896		89		(46,013)	(4,566)	15,417	1,529
Class 529-B	1,041	103	—	†	—	†	(2,422)	(240)	(1,381)	(137)
Class 529-C	14,511	1,440	6		1		(14,739)	(1,463)	(222)	(22)
Class 529-E	4,079	405	26		3		(3,199)	(318)	906	90
Class 529-F-1	6,844	679	145		14		(5,374)	(533)	1,615	160
Class R-1	1,523	151	—	†	—	†	(1,072)	(107)	451	44
Class R-2	11,323	1,124	4		—	†	(7,201)	(715)	4,126	409
Class R-3	17,720	1,758	67		7		(13,065)	(1,297)	4,722	468
Class R-4	8,504	844	66		6		(6,952)	(690)	1,618	160
Class R-5	5,303	527	64		6		(4,509)	(448)	858	85
Class R-6	128,529	12,749	623		61		(8,941)	(886)	120,211	11,924
Total net increase (decrease)	$1,232,291	122,265	$14,113		1,400		$(1,122,626)	(111,414)	$123,778	12,251

Year ended August 31, 2012
Class A	$1,145,185	113,532	$29,437		2,918		$(1,342,843)	(133,139)	$(168,221)	(16,689)
Class B	14,041	1,392	126		12		(35,407)	(3,510)	(21,240)	(2,106)
Class C	63,334	6,278	240		24		(123,275)	(12,222)	(59,701)	(5,920)
Class F-1	91,057	9,026	1,280		127		(101,679)	(10,082)	(9,342)	(929)
Class F-2	204,879	20,313	2,451		243		(205,727)	(20,393)	1,603	163
Class 529-A	114,317	11,334	2,241		222		(66,217)	(6,565)	50,341	4,991
Class 529-B	3,589	356	9		1		(5,116)	(507)	(1,518)	(150)
Class 529-C	32,075	3,180	40		4		(20,773)	(2,060)	11,342	1,124
Class 529-E	7,637	757	87		9		(4,288)	(425)	3,436	341
Class 529-F-1	15,386	1,525	339		34		(7,242)	(718)	8,483	841
Class R-1	1,801	179	7		1		(3,195)	(317)	(1,387)	(137)
Class R-2	25,736	2,551	61		6		(24,156)	(2,395)	1,641	162
Class R-3	23,636	2,344	233		23		(17,576)	(1,742)	6,293	625
Class R-4	15,323	1,519	154		16		(9,680)	(960)	5,797	575
Class R-5	11,462	1,136	164		16		(13,337)	(1,322)	(1,711)	(170)
Class R-6	61,635	6,112	197		20		(4,294)	(426)	57,538	5,706
Total net increase (decrease)	$1,831,093	181,534	$37,066		3,676		$(1,984,805)	(196,783)	$(116,646)	(11,573)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,416,217,000 and $2,205,123,000, respectively, during the six months ended February 28, 2013.

Short-Term Bond Fund of America	19

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2013[4,5]	$10.10	$.03	$(.02)	$.01
Year ended 8/31/2012	10.11	.08	.01	.09
Year ended 8/31/2011	10.15	.12	(.04)	.08
Year ended 8/31/2010	10.02	.14	.13	.27
Year ended 8/31/2009	9.90	.17	.14	.31
Year ended 8/31/2008	9.99	.36	(.06)	.30
Class B:
Six months ended 2/28/2013[4,5]	10.10	(.01)	(.03)	(.04)
Year ended 8/31/2012	10.11	.01	.01	.02
Year ended 8/31/2011	10.15	.05	(.04)	.01
Year ended 8/31/2010	10.02	.08	.13	.21
Year ended 8/31/2009	9.90	.10	.14	.24
Year ended 8/31/2008	9.99	.28	(.06)	.22
Class C:
Six months ended 2/28/2013[4,5]	10.10	(.02)	(.02)	(.04)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Year ended 8/31/2010	10.02	.06	.13	.19
Year ended 8/31/2009	9.90	.09	.14	.23
Year ended 8/31/2008	9.99	.28	(.06)	.22
Class F-1:
Six months ended 2/28/2013[4,5]	10.10	.02	(.02)	—
Year ended 8/31/2012	10.11	.07	.01	.08
Year ended 8/31/2011	10.15	.11	(.04)	.07
Year ended 8/31/2010	10.02	.14	.13	.27
Year ended 8/31/2009	9.90	.17	.14	.31
Year ended 8/31/2008	9.99	.35	(.06)	.29
Class F-2:
Six months ended 2/28/2013[4,5]	10.10	.03	(.02)	.01
Year ended 8/31/2012	10.11	.10	.01	.11
Year ended 8/31/2011	10.15	.14	(.04)	.10
Year ended 8/31/2010	10.02	.17	.13	.30
Year ended 8/31/2009	9.90	.19	.14	.33
Period from 8/19/2008 to 8/31/2008[4]	9.92	— [7]	(.01)	(.01)
Class 529-A:
Six months ended 2/28/2013[4,5]	10.10	.02	(.02)	—
Year ended 8/31/2012	10.11	.07	.01	.08
Year ended 8/31/2011	10.15	.12	(.04)	.08
Year ended 8/31/2010	10.02	.14	.13	.27
Year ended 8/31/2009	9.90	.16	.14	.30
Year ended 8/31/2008	9.99	.34	(.06)	.28

20	Short-Term Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.04)	$10.07	.07%	$3,087,245	.59%[6]		.59%[6]		.53%[6]
(.10)	10.10	.87	3,079,589	.60		.60		.79
(.12)	10.11	.79	3,251,222	.63		.63		1.14
(.14)	10.15	2.75	3,145,795	.63		.63		1.39
(.19)	10.02	3.22	2,357,579	.66		.66		1.80
(.39)	9.90	2.99	814,940	.73		.63		3.62

— [7]	10.06	(.36)	31,223	1.31	[6]	1.31	[6]	(.19)[6]
(.03)	10.10	.17	37,172	1.30		1.30		.10
(.05)	10.11	.13	58,496	1.29		1.29		.50
(.08)	10.15	2.08	81,004	1.28		1.28		.74
(.12)	10.02	2.44	78,949	1.42		1.41		1.04
(.31)	9.90	2.23	22,889	1.46		1.37		2.81

— [7]	10.06	(.39)	148,425	1.45	[6]	1.45	[6]	(.34)[6]
(.01)	10.10	.03	168,327	1.45		1.45		(.05)
(.04)	10.11	(.02)	228,325	1.44		1.44		.34
(.06)	10.15	1.93	239,656	1.43		1.43		.59
(.11)	10.02	2.40	219,256	1.47		1.46		1.00
(.31)	9.90	2.17	69,104	1.52		1.43		2.71

(.03)	10.07	(.01)	131,195	.74	[6]	.74	[6]	.37 [6]
(.09)	10.10	.77	146,385	.70		.70		.69
(.11)	10.11	.73	155,917	.69		.69		1.09
(.14)	10.15	2.70	192,511	.68		.68		1.33
(.19)	10.02	3.16	155,568	.72		.71		1.77
(.38)	9.90	2.93	73,826	.78		.69		3.57

(.04)	10.07	.13	262,222	.47	[6]	.47	[6]	.65 [6]
(.12)	10.10	1.06	266,048	.41		.41		.98
(.14)	10.11	1.02	264,652	.40		.40		1.36
(.17)	10.15	3.00	192,784	.39		.39		1.63
(.21)	10.02	3.40	227,308	.41		.41		1.87
(.01)	9.90	(.10)	299	.02		.02		.09

(.03)	10.07	.03	280,291	.66	[6]	.66	[6]	.46 [6]
(.09)	10.10	.82	265,798	.65		.65		.73
(.12)	10.11	.78	215,594	.64		.64		1.13
(.14)	10.15	2.74	159,703	.63		.63		1.37
(.18)	10.02	3.09	76,623	.79		.78		1.66
(.37)	9.90	2.85	22,074	.86		.77		3.53

See page 25 for footnotes.

Short-Term Bond Fund of America	21

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 2/28/2013[4,5]	$10.10	$(.02)	$(.02)	$(.04)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Year ended 8/31/2010	10.02	.06	.13	.19
Year ended 8/31/2009	9.90	.09	.14	.23
Year ended 8/31/2008	9.99	.27	(.06)	.21
Class 529-C:
Six months ended 2/28/2013[4,5]	10.10	(.02)	(.02)	(.04)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.03	(.04)	(.01)
Year ended 8/31/2010	10.02	.05	.13	.18
Year ended 8/31/2009	9.90	.09	.14	.23
Year ended 8/31/2008	9.99	.27	(.06)	.21
Class 529-E:
Six months ended 2/28/2013[4,5]	10.10	— [7]	(.02)	(.02)
Year ended 8/31/2012	10.11	.04	.01	.05
Year ended 8/31/2011	10.15	.08	(.04)	.04
Year ended 8/31/2010	10.02	.11	.13	.24
Year ended 8/31/2009	9.90	.14	.14	.28
Year ended 8/31/2008	9.99	.32	(.06)	.26
Class 529-F-1:
Six months ended 2/28/2013[4,5]	10.10	.03	(.02)	.01
Year ended 8/31/2012	10.11	.09	.01	.10
Year ended 8/31/2011	10.15	.13	(.04)	.09
Year ended 8/31/2010	10.02	.16	.13	.29
Year ended 8/31/2009	9.90	.19	.14	.33
Year ended 8/31/2008	9.99	.37	(.06)	.31
Class R-1:
Six months ended 2/28/2013[4,5]	10.10	(.02)	(.02)	(.04)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Year ended 8/31/2010	10.02	.06	.13	.19
Year ended 8/31/2009	9.90	.10	.14	.24
Year ended 8/31/2008	9.99	.27	(.06)	.21
Class R-2:
Six months ended 2/28/2013[4,5]	10.10	(.02)	(.02)	(.04)
Year ended 8/31/2012	10.11	— [7]	.01	.01
Year ended 8/31/2011	10.15	.03	(.04)	(.01)
Year ended 8/31/2010	10.02	.06	.13	.19
Year ended 8/31/2009	9.90	.09	.14	.23
Year ended 8/31/2008	9.99	.27	(.06)	.21

22	Short-Term Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net (loss) income to average net assets[3]

$— [7]	$10.06	(.39)%	$4,666	1.44%[6]		1.44%[6]		(.32)%[6]
(.01)	10.10	.04	6,068	1.43		1.43		(.04)
(.04)	10.11	— [8]	7,595	1.42		1.42		.36
(.06)	10.15	1.95	8,955	1.41		1.41		.60
(.11)	10.02	2.31	5,780	1.54		1.54		.88
(.30)	9.90	2.08	1,186	1.61		1.52		2.69

— [7]	10.06	(.39)	70,925	1.53	[6]	1.53	[6]	(.41)[6]
(.01)	10.10	(.04)	71,442	1.52		1.52		(.13)
(.03)	10.11	(.09)	60,144	1.51		1.51		.26
(.05)	10.15	1.85	49,617	1.51		1.51		.50
(.11)	10.02	2.31	23,078	1.54		1.54		.89
(.30)	9.90	2.09	5,299	1.61		1.52		2.70

(.01)	10.07	(.15)	18,154	1.02	[6]	1.02	[6]	.10 [6]
(.06)	10.10	.46	17,307	1.01		1.01		.38
(.08)	10.11	.41	13,879	1.01		1.01		.76
(.11)	10.15	2.36	9,803	1.00		1.00		1.00
(.16)	10.02	2.83	4,311	1.04		1.03		1.40
(.35)	9.90	2.61	975	1.11		1.00		3.33

(.04)	10.07	.09	37,353	.53	[6]	.53	[6]	.59 [6]
(.11)	10.10	.95	35,862	.52		.52		.87
(.13)	10.11	.91	27,393	.51		.51		1.25
(.16)	10.15	2.88	17,949	.50		.50		1.50
(.21)	10.02	3.34	8,226	.54		.53		1.92
(.40)	9.90	3.13	2,921	.60		.50		3.76

— [7]	10.06	(.39)	5,397	1.48	[6]	1.48	[6]	(.36)[6]
(.01)	10.10	.02	4,966	1.46		1.46		(.06)
(.04)	10.11	(.02)	6,361	1.44		1.44		.33
(.06)	10.15	1.91	5,230	1.46		1.46		.55
(.12)	10.02	2.41	3,250	1.45		1.45		1.07
(.30)	9.90	2.15	1,853	1.52		1.43		2.95

— [7]	10.06	(.39)	42,077	1.46	[6]	1.46	[6]	(.35)[6]
(.02)	10.10	.07	38,106	1.41		1.41		(.02)
(.03)	10.11	(.06)	36,499	1.47		1.47		.30
(.06)	10.15	1.89	29,827	1.47		1.47		.54
(.11)	10.02	2.34	15,270	1.55		1.51		.92
(.30)	9.90	2.14	4,048	1.69		1.47		2.78

See page 25 for footnotes.

Short-Term Bond Fund of America	23

Financial highlights (continued)

		(Loss) income from investment operations[1]
				Net
	Net asset			(losses) gains
	value,	Net		on securities	Total from
	beginning	investment		(both realized	investment
	of period	income		and unrealized)	operations
Class R-3:
Six months ended 2/28/2013[4,5]	$10.10	$—	[7]	$(.02)	$(.02)
Year ended 8/31/2012	10.11	.03		.01	.04
Year ended 8/31/2011	10.15	.08		(.04)	.04
Year ended 8/31/2010	10.02	.10		.13	.23
Year ended 8/31/2009	9.90	.13		.14	.27
Year ended 8/31/2008	9.99	.32		(.06)	.26
Class R-4:
Six months ended 2/28/2013[4,5]	10.10	.02		(.02)	—
Year ended 8/31/2012	10.11	.07		.01	.08
Year ended 8/31/2011	10.15	.11		(.04)	.07
Year ended 8/31/2010	10.02	.13		.13	.26
Year ended 8/31/2009	9.90	.17		.14	.31
Year ended 8/31/2008	9.99	.35		(.06)	.29
Class R-5:
Six months ended 2/28/2013[4,5]	10.10	.04		(.02)	.02
Year ended 8/31/2012	10.11	.10		.01	.11
Year ended 8/31/2011	10.15	.14		(.04)	.10
Year ended 8/31/2010	10.02	.17		.13	.30
Year ended 8/31/2009	9.90	.19		.14	.33
Year ended 8/31/2008	9.99	.38		(.06)	.32
Class R-6:
Six months ended 2/28/2013[4,5]	10.10	.04		(.03)	.01
Year ended 8/31/2012	10.11	.10		.01	.11
Year ended 8/31/2011	10.15	.15		(.04)	.11
Period from 11/20/2009[9] to 8/31/2010[4]	10.08	.13		.07	.20
Period from 5/7/2009 to 6/15/2009[4,10]	9.93	.02		(.05)	(.03)

	Six months ended	Year ended August 31
	February 28, 2013[4,5]	2012	2011	2010	2009
Portfolio turnover rate for all share classes	63%	57%	44%	19%	60%

24	Short-Term Bond Fund of America

				Ratio of		Ratio of
				expenses to		expenses to
Dividends			Net assets,	average net		average net		Ratio of net
(from net	Net asset		end of	assets before		assets after		income to
investment	value, end	Total	period	reimbursements/		reimbursements/		average net
income)	of period	return[3]	(in thousands)	waivers		waivers[3]		assets[3]

$(.01)	$10.07	(.16)%	$50,584	1.04%[6]		1.04%[6]		.08%[6]
(.05)	10.10	.44	46,028	1.03		1.03		.36
(.08)	10.11	.39	39,759	1.02		1.02		.74
(.10)	10.15	2.32	28,905	1.04		1.04		.96
(.15)	10.02	2.78	12,548	1.10		1.09		1.39
(.35)	9.90	2.58	4,359	1.10		1.01		3.31

(.03)	10.07	— [8]	22,930	.72	[6]	.72	[6]	.40	[6]
(.09)	10.10	.78	21,388	.69		.69		.70
(.11)	10.11	.71	15,600	.71		.71		1.06
(.13)	10.15	2.65	10,389	.73		.73		1.28
(.19)	10.02	3.13	7,415	.75		.75		1.67
(.38)	9.90	2.93	1,639	.79		.69		3.23

(.05)	10.07	.15	14,240	.41	[6]	.41	[6]	.71	[6]
(.12)	10.10	1.06	13,432	.41		.41		.99
(.14)	10.11	1.01	15,161	.41		.41		1.35
(.17)	10.15	2.97	13,606	.42		.42		1.60
(.21)	10.02	3.43	9,201	.47		.45		2.18
(.41)	9.90	3.20	133,016	.48		.42		3.50

(.05)	10.06	.08	186,750	.36	[6]	.36	[6]	.76	[6]
(.12)	10.10	1.11	66,951	.35		.35		.97
(.15)	10.11	1.06	9,341	.36		.36		1.42
(.13)	10.15	1.99	11,308	.36	[6]	.36	[6]	1.63	[6]
(.02)	9.88	(.30)	—	.04		.04		.20

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than .01%.
[9]	The first date the share class had assets during the fund’s fiscal year ended August 31, 2010.
[10]	The last date the share class had assets during the fund’s fiscal year ended August 31, 2009.

See Notes to Financial Statements

Short-Term Bond Fund of America	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2012, through February 28, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	Short-Term Bond Fund of America

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	9/1/2012	2/28/2013	period*	ratio
Class A — actual return	$1,000.00	$1,000.66	$2.93	.59%
Class A — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B — actual return	1,000.00	996.36	6.48	1.31
Class B — assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class C — actual return	1,000.00	996.11	7.18	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 — actual return	1,000.00	999.88	3.67	.74
Class F-1 — assumed 5% return	1,000.00	1,021.12	3.71	.74
Class F-2 — actual return	1,000.00	1,001.25	2.33	.47
Class F-2 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 529-A — actual return	1,000.00	1,000.30	3.27	.66
Class 529-A — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-B — actual return	1,000.00	996.12	7.13	1.44
Class 529-B — assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-C — actual return	1,000.00	996.13	7.57	1.53
Class 529-C — assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E — actual return	1,000.00	998.50	5.05	1.02
Class 529-E — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 529-F-1 — actual return	1,000.00	1,000.95	2.63	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 — actual return	1,000.00	996.11	7.32	1.48
Class R-1 — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-2 — actual return	1,000.00	996.14	7.23	1.46
Class R-2 — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-3 — actual return	1,000.00	998.40	5.15	1.04
Class R-3 — assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class R-4 — actual return	1,000.00	999.98	3.57	.72
Class R-4 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class R-5 — actual return	1,000.00	1,001.54	2.03	.41
Class R-5 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 — actual return	1,000.00	1,000.79	1.79	.36
Class R-6 — assumed 5% return	1,000.00	1,023.01	1.81	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	27

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013
(the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares[1] — first sold 11/6/06
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–5.06%	0.46%	1.50%
Not reflecting CDSC	–0.07	0.85	1.50
Class C shares[1] — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–1.24	0.72	1.39
Not reflecting CDSC	–0.25	0.72	1.39
Class F-1 shares[2] — first sold 11/1/06
Not reflecting annual asset-based fee charged by sponsoring firm	0.48	1.47	2.11
Class F-2 shares[2] — first sold 8/19/08
Not reflecting annual asset-based fee charged by sponsoring firm	0.75	—	1.83
Class 529-A shares[3] — first sold 11/3/06
Reflecting 2.50% maximum sales charge	–1.98	0.98	1.74
Not reflecting maximum sales charge	0.54	1.49	2.14
Class 529-B shares[1,3] — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–5.23	0.32	1.33
Not reflecting CDSC	–0.24	0.71	1.33
Class 529-C shares[1,3] — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–1.26	0.66	1.32
Not reflecting CDSC	–0.27	0.66	1.32
Class 529-E shares[2,3] — first sold 12/1/06	0.18	1.16	1.75
Class 529-F-1 shares[2,3] — first sold 11/16/06
Not reflecting annual asset-based fee charged by sponsoring firm	0.67	1.66	2.32

[1]	These shares are not available for purchase.
[2]	These shares are sold without any initial or contingent deferred sales charge.
[3]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

28	Short-Term Bond Fund of America

Offices of the fund and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2013, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for rolling periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio

February 28, 2013

unaudited

Bonds & notes — 87.31%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 22.56%
Fannie Mae, Series 2009-M2, Class A1, multifamily 2.387% 2019	$ 3,030	$ 3,067
Fannie Mae 4.00% 2019	11,573	12,394
Fannie Mae 4.00% 2019	5,376	5,758
Fannie Mae 4.00% 2019	4,687	5,019
Fannie Mae 4.50% 2021	4,762	5,126
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022	6,977	7,150
Fannie Mae 2.50% 2022	3,825	3,993
Fannie Mae 2.50% 2022	362	378
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	28	28
Fannie Mae 2.50% 2023	8,571	8,974
Fannie Mae 5.00% 2023	1,461	1,581
Fannie Mae 5.00% 2023	1,107	1,198
Fannie Mae 6.00% 2023	3,621	3,896
Fannie Mae 4.00% 2024	3,047	3,264
Fannie Mae 6.00% 2024	2,237	2,470
Fannie Mae 6.00% 2024	1,946	2,180
Fannie Mae 3.50% 2025	13,877	14,725
Fannie Mae 3.50% 2025	12,029	12,764
Fannie Mae 3.50% 2025	11,868	12,593
Fannie Mae 3.50% 2025	8,458	8,975
Fannie Mae 3.50% 2025	8,195	8,695
Fannie Mae 3.50% 2025	3,097	3,286
Fannie Mae 4.50% 2025	9,010	9,724
Fannie Mae 3.00% 2026	6,892	7,265
Fannie Mae 3.00% 2026	6,528	6,874
Fannie Mae 3.00% 2026	5,328	5,616
Fannie Mae 3.00% 2026	4,491	4,734
Fannie Mae 3.00% 2026	4,381	4,617
Fannie Mae 3.00% 2026	1,697	1,789
Fannie Mae 3.00% 2026	1,180	1,244
Fannie Mae 3.00% 2026	827	871
Fannie Mae 3.00% 2026	626	660
Fannie Mae 2.50% 2027	5,901	6,164
Fannie Mae 2.50% 2027	5,859	6,111
Fannie Mae 2.50% 2027	4,244	4,423
Fannie Mae 2.50% 2027	4,151	4,330
Fannie Mae 2.50% 2027	4,143	4,320
Fannie Mae 2.50% 2027	4,132	4,310
Fannie Mae 2.50% 2027	1,050	1,093
Fannie Mae 2.50% 2027	985	1,025
Fannie Mae 3.00% 2027	45,960	48,674
Fannie Mae 3.00% 2027	40,272	42,739
Fannie Mae 3.00% 2027	32,888	34,666
Fannie Mae 3.00% 2027	7,456	7,864
Fannie Mae 2.00% 2028	40,750	41,182
Fannie Mae 2.50% 2028	41,600	43,205
Fannie Mae 3.00% 2028	38,750	40,796
Fannie Mae 3.50% 2028	82,750	87,741
Fannie Mae 4.00% 2028	25,000	26,762
Fannie Mae, Series 2007-114, Class A7, 0.402% 2037[2]	7,500	7,279
Fannie Mae 2.757% 2037[2]	3,669	3,945
Fannie Mae 2.584% 2038[2]	725	771
Fannie Mae 6.00% 2038	59,091	64,936
Fannie Mae 6.00% 2038	7,919	8,700
Fannie Mae 6.00% 2038	4,555	4,993
Fannie Mae 6.00% 2038	673	740
Fannie Mae 3.488% 2039[2]	2,530	2,645
Fannie Mae 3.576% 2039[2]	2,030	2,153
Fannie Mae 3.58% 2039[2]	1,944	2,073
Fannie Mae 3.606% 2039[2]	3,068	3,223
Fannie Mae 3.752% 2039[2]	2,136	2,279
Fannie Mae 3.936% 2039[2]	1,538	1,642
Fannie Mae 3.937% 2039[2]	1,991	2,092
Fannie Mae 3.241% 2040[2]	4,744	5,017
Fannie Mae 3.796% 2040[2]	7,735	8,205
Fannie Mae 4.188% 2040[2]	5,542	5,915
Fannie Mae 4.397% 2040[2]	7,369	7,890
Fannie Mae 2.463% 2041[2]	17,291	17,980
Fannie Mae 3.165% 2041[2]	7,211	7,588
Fannie Mae 3.558% 2041[2]	2,633	2,781
Fannie Mae 3.767% 2041[2]	7,040	7,476
Fannie Mae 4.50% 2041	18,221	19,703
Fannie Mae 5.00% 2041	8,995	10,025
Fannie Mae 2.409% 2042[2]	7,994	8,345
Fannie Mae 2.643% 2042[2]	14,092	14,754
Freddie Mac, Series K003, Class A1, multifamily 2.225% 2013	371	371
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018	483	496
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018	12,087	12,423
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018	15,272	15,808
Freddie Mac, Series K710, Class A1, multifamily 1.437% 2019	15,193	15,516
Freddie Mac 2.868% 2037[2]	453	488
Freddie Mac 2.874% 2037[2]	367	390
Freddie Mac 2.576% 2038[2]	68	72
Freddie Mac 2.874% 2038[2]	1,219	1,311
Freddie Mac 2.995% 2038[2]	984	1,058
Freddie Mac 5.171% 2038[2]	1,425	1,534
Freddie Mac 3.808% 2039[2]	4,197	4,465
Freddie Mac 3.872% 2039[2]	852	910
Freddie Mac 3.945% 2039[2]	2,993	3,201
Freddie Mac 3.515% 2040[2]	11,688	12,408
Freddie Mac 3.177% 2041[2]	11,987	12,509
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,881
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	991	1,007
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.292% 2037[2]	385	390
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	139	140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	1,298	1,302
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 2046[3]	6,936	7,024
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 2035[2,3]	4,133	4,192
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	9,483	10,324
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	10,560	10,660
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039	7,932	8,950
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	1,820	1,848
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	5,266	5,673
Royal Bank of Canada 3.125% 2015[3]	7,000	7,375
Bank of Nova Scotia 1.45% 2013[3]	7,000	7,033
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.733% 2043[2]	6,048	6,866
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	5,000	5,392
Bank of Montreal 2.85% 2015[3]	5,000	5,263
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.935% 2049[2]	4,295	5,011
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	4,000	4,264
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.209% 2042[2]	3,375	3,698
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	113	112
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	3,338	3,491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	2,360	2,377
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	1,252	1,290
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	323	326
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	33	34
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	9	9
		991,355

FEDERAL AGENCY BONDS & NOTES — 22.52%
Fannie Mae 1.00% 2013	24,950	25,067
Fannie Mae 0.75% 2014	21,020	21,189
Fannie Mae 0.875% 2014	28,750	29,003
Fannie Mae 2.75% 2014	40,000	41,042
Fannie Mae 4.625% 2014	15,000	16,063
Fannie Mae 0.375% 2015	21,010	21,031
Fannie Mae 0.50% 2015	20,000	20,020
Fannie Mae 1.625% 2015	15,000	15,484
Fannie Mae 0.50% 2016	31,070	31,121
Fannie Mae 0.625% 2016	45,000	45,035
Fannie Mae 1.375% 2016	50,000	51,393
Fannie Mae 0.75% 2017	50,000	50,000
Fannie Mae 0.95% 2017	20,000	20,032
Fannie Mae 1.00% 2017	41,750	41,736
Fannie Mae 1.25% 2017	50,000	51,236
Freddie Mac 0.375% 2013	15,000	15,018
Freddie Mac, Series 1, 0.50% 2013	50,000	50,084
Freddie Mac 1.625% 2013	80,000	80,150
Freddie Mac 0.625% 2014	36,000	36,238
Freddie Mac 0.75% 2014	15,000	15,116
Freddie Mac 3.00% 2014	40,000	41,540
Freddie Mac 5.00% 2014	10,000	10,656
Freddie Mac 0.50% 2015	15,000	15,041
Freddie Mac 2.50% 2016	45,000	47,870
Freddie Mac 1.00% 2017	15,000	15,144
Freddie Mac 1.00% 2017	6,100	6,170
Freddie Mac 0.75% 2018	20,000	19,889
Freddie Mac 1.25% 2019	10,000	9,949
Federal Home Loan Bank 3.625% 2013	55,000	56,202
Federal Home Loan Bank 0.375% 2014	4,125	4,131
Federal Home Loan Bank 0.50% 2015	30,000	30,095
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	6,045
Private Export Funding Corp. 4.974% 2013	5,000	5,110
Private Export Funding Corp. 1.375% 2017	36,930	37,703
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.21% 2013[2]	8,000	8,002
		989,605

U.S. TREASURY BONDS & NOTES — 21.11%
U.S. TREASURY — 19.18%
U.S. Treasury 0.375% 2013	20,925	20,943
U.S. Treasury 0.75% 2013	35,000	35,019
U.S. Treasury 1.375% 2013	65,000	65,033
U.S. Treasury 1.50% 2013	56,250	56,874
U.S. Treasury 1.75% 2013	50,000	50,102
U.S. Treasury 3.125% 2013	80,000	81,390
U.S. Treasury 3.375% 2013	93,750	95,028
U.S. Treasury 3.375% 2013	30,000	30,327
U.S. Treasury 1.75% 2014	15,000	15,254
U.S. Treasury 1.875% 2014	44,250	45,117
U.S. Treasury 1.875% 2014	40,000	40,676
U.S. Treasury 2.25% 2014	25,000	25,638
U.S. Treasury 2.375% 2014	25,000	25,855
U.S. Treasury 2.625% 2014	20,000	20,877
U.S. Treasury 4.25% 2014	25,000	26,711
U.S. Treasury 0.25% 2015	30,000	29,988
U.S. Treasury 1.25% 2015	25,000	25,612
U.S. Treasury 2.50% 2015	5,000	5,241
U.S. Treasury 4.00% 2015	7,500	8,050
U.S. Treasury 4.125% 2015	15,000	16,271
U.S. Treasury 1.00% 2016	10,000	10,191
U.S. Treasury 2.625% 2016	24,450	26,103
U.S. Treasury 0.75% 2017	25,000	25,137
U.S. Treasury 1.00% 2017	60,000	61,052
		842,489

U.S. TREASURY INFLATION-PROTECTED SECURITY[4] — 1.93%
U.S. Treasury Inflation-Protected Security 1.875% 2013	82,640	84,739

Total U.S. Treasury bonds & notes		927,228

CORPORATE BONDS & NOTES — 15.49%
FINANCIALS — 5.48%
JPMorgan Chase & Co. 3.40% 2015	17,750	18,766
JPMorgan Chase & Co. 1.125% 2016	7,440	7,458
Toyota Motor Credit Corp. 1.25% 2014	10,000	10,138
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,559
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,121
Wells Fargo & Co. 3.75% 2014	7,500	7,881
Wells Fargo & Co. 0.513% 2015[2]	12,513	12,466
Goldman Sachs Group, Inc. 1.60% 2015	10,400	10,504
Murray Street Investment Trust I 4.647% 2017	6,150	6,741
Nordea Bank, Series 2, 3.70% 2014[3]	14,500	15,231
Simon Property Group, LP 5.75% 2015	11,250	12,614
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	1,810	1,935
Westfield Group 5.75% 2015[3]	9,440	10,513
HSBC Bank PLC 2.00% 2014[3]	12,000	12,134
Citigroup Inc. 6.00% 2013	1,290	1,342
Citigroup Inc. 4.75% 2015	9,445	10,142
Volkswagen International Finance NV 1.15% 2015[3]	7,500	7,539
Royal Bank of Canada 1.50% 2018	7,280	7,344
MetLife Global Funding I 5.125% 2013[3]	2,000	2,009
MetLife Global Funding I 5.125% 2014[3]	5,000	5,290
BNP Paribas 3.059% 2014[2]	7,000	7,267
Morgan Stanley 3.80% 2016	5,890	6,258
TIAA Global Markets 4.95% 2013[3]	5,500	5,595
UBS AG 3.875% 2015	5,253	5,590
PNC Funding Corp. 5.40% 2014	5,000	5,301
Credit Suisse Group AG 5.50% 2014	5,000	5,291
Northern Trust Corp. 5.50% 2013	4,200	4,299
Abbey National Treasury Services PLC 3.875% 2014[3]	4,100	4,264
Société Générale 3.10% 2015[3]	4,000	4,157
Jackson National Life Global 5.375% 2013[3]	3,750	3,783
Monumental Global Funding 5.50% 2013[3]	2,995	3,015
Barclays Bank PLC 5.20% 2014	2,670	2,828
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,268
US Bank NA 4.95% 2014	2,000	2,139
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,046
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,015
ACE INA Holdings Inc. 5.875% 2014	1,665	1,777
		240,620

HEALTH CARE — 2.44%
Novartis Capital Corp. 1.90% 2013	5,000	5,012
Novartis Capital Corp. 4.125% 2014	15,000	15,517
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,071
GlaxoSmithKline Capital PLC 0.75% 2015	8,750	8,795
AbbVie Inc. 1.20% 2015[3]	15,655	15,794
Sanofi 0.62% 2014[2]	14,500	14,548
UnitedHealth Group Inc. 0.85% 2015	9,910	9,949
UnitedHealth Group Inc. 1.875% 2016	3,000	3,104
Amgen Inc. 1.875% 2014	5,000	5,105
Merck & Co., Inc. 1.10% 2018	5,000	5,030
Johnson & Johnson 0.38% 2014[2]	5,000	5,010
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,432
Roche Holdings, Inc. 5.00% 2014[3]	3,175	3,314
Aetna Inc. 1.50% 2017	3,088	3,103
McKesson Corp. 0.95% 2015	1,285	1,290
		107,074

ENERGY — 1.71%
Shell International Finance BV 4.00% 2014	20,000	20,736
Shell International Finance BV 0.625% 2015	7,300	7,336
Shell International Finance BV 3.10% 2015	7,500	7,945
Total Capital Canada Ltd. 1.625% 2014	5,000	5,066
Total Capital International 0.75% 2016	10,000	10,037
Total Capital International 1.50% 2017	5,000	5,090
Total Capital Canada Ltd. 1.45% 2018	4,980	5,033
StatoilHydro ASA 2.90% 2014	2,070	2,151
StatoilHydro ASA 1.20% 2018	5,000	5,008
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,655
		75,057

INDUSTRIALS — 1.22%
General Electric Capital Corp. 1.625% 2015	7,250	7,382
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,140
General Electric Capital Corp. 2.30% 2017	10,000	10,372
General Electric Corp. 5.25% 2017	800	939
Honeywell International Inc. 3.875% 2014	8,400	8,672
Precision Castparts Corp. 0.70% 2015	7,290	7,303
Canadian National Railway Co. 4.95% 2014	5,000	5,195
United Technologies Corp. 1.20% 2015	3,910	3,969
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,070
Raytheon Co. 6.75% 2018	1,225	1,515
		53,557

INFORMATION TECHNOLOGY — 1.10%
International Business Machines Corp. 0.875% 2014	5,000	5,046
International Business Machines Corp. 1.25% 2014	7,910	7,997
International Business Machines Corp. 0.55% 2015	5,250	5,264
International Business Machines Corp. 2.00% 2016	2,500	2,593
Cisco Systems, Inc. 0.56% 2014[2]	17,500	17,546
Google Inc. 1.25% 2014	5,000	5,060
Oracle Corp. 1.20% 2017	5,000	5,006
		48,512

CONSUMER DISCRETIONARY — 0.89%
Walt Disney Co. 4.50% 2013	5,000	5,162
Walt Disney Co. 0.875% 2014	8,400	8,483
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	10,000	10,030
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,500
McDonald’s Corp. 0.75% 2015	6,000	6,040
Target Corp. 1.125% 2014	7,000	7,081
		39,296

CONSUMER STAPLES — 0.89%
PepsiCo, Inc. 0.875% 2013	17,500	17,563
Anheuser-Busch InBev NV 0.665% 2014[2]	10,320	10,371
Coca-Cola Co. 3.625% 2014	10,000	10,329
Sysco Corp. 4.60% 2014[3]	845	881
		39,144

TELECOMMUNICATION SERVICES — 0.79%
AT&T Inc. 0.90% 2016	11,510	11,526
AT&T Inc. 2.40% 2016	5,000	5,236
Verizon Communications Inc. 7.375% 2013	5,000	5,233
Verizon Communications Inc. 1.25% 2014	2,500	2,531
Verizon Communications Inc. 5.55% 2014	2,000	2,086
Verizon Communications Inc. 3.00% 2016	3,000	3,194
France Télécom 4.375% 2014	2,800	2,932
France Télécom 2.125% 2015	2,100	2,164
		34,902

UTILITIES — 0.68%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,107
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	7,425	7,494
Entergy Louisiana, LLC 1.875% 2014	4,650	4,748
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,890
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,693
		29,932

MATERIALS — 0.29%
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,061
BHP Billiton Finance (USA) Ltd. 1.00% 2015	7,500	7,579
		12,640

Total corporate bonds & notes		680,734

ASSET-BACKED OBLIGATIONS[1] — 2.53%
Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[3]	28,331	30,532
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3]	17,419	18,364
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	17,500	17,516
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3]	6,000	6,411
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 2014[3]	667	669
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3]	5,300	5,713
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	4,823	4,915
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	540	580
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3]	5,415	5,436
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,775
Enterprise Fleet Financing LLC 1.62% 2017[3]	3,583	3,607
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	2,951	3,077
Chase Issuance Trust, Series 2008-13, Class A, 1.808% 2015[2]	3,000	3,025
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,304	2,324
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.261% 2015[2]	2,000	2,000
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	1,140	1,140
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	701	702
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	480	490
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 2013[3]	376	376
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	252	257
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	91	92
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	70	71
		111,072

MUNICIPALS — 2.44%
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.61% 2038 (put 2014)[2]	18,900	18,940
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2012-B-2, 0.41% 2047 (put 2015)[2]	4,320	4,334
State of Texas, Harris County, Toll Road Revenue Refunding Bonds, Series 2012-D, 1.061% 2016	15,000	15,013
State of New York, Urban Development Corporation, Service Contract Revenue Refunding Bonds,
Series 2010-B, 5.00% 2014	10,000	10,405
State of Florida, Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account
Secured Bonds, Series 2012-A-1, 5.00% 2017	7,000	8,053
State of New York, Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,714
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,588
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,069
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-4, 1.45% 2045 (put 2017)	925	950
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,674
State of California, Department of Water Resources, Power Supply Revenue Refunding Bonds, Series 2011-N, 5.00% 2013	5,000	5,042
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,900	2,044
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,145	2,337
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,031
State of Florida, Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,435	2,648
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,597
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.76% 2014[2]	2,500	2,516
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Revenue Refunding Bonds,
Series V-1, 5.00% 2018	2,000	2,429
State of Tennessee, Housing Development Agency, Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,500	1,645
		107,029

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.66%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[3]	10,000	10,110
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.81% 2014[2,3]	10,000	10,063
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	5,000	5,175
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	3,550	3,702
		29,050

Total bonds & notes (cost: $3,783,460,000)		3,836,073

	Principal amount	Value
Short-term securities — 17.85%	(000)	(000)

Freddie Mac 0.115%–0.15% due 6/10–9/4/2013	$100,800	$ 100,738
Federal Home Loan Bank 0.11%–0.125% due 3/15–7/17/2013	85,300	85,278
Nordea North America, Inc. 0.165%–0.215% due 3/18–5/13/2013	63,900	63,885
Sumitomo Mitsui Banking Corp. 0.16%–0.17% due 3/11–3/25/2013[3]	61,800	61,795
Fannie Mae 0.10%–0.16% due 4/2–9/16/2013	58,600	58,575
Bank of Nova Scotia 0.145%–0.17% due 3/4–3/15/2013	48,000	47,999
Toyota Motor Credit Corp. 0.18% due 3/5/2013	45,000	44,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.17% due 4/15/2013	30,000	29,994
Gotham Funding Corp. 0.18% due 3/21/2013[3]	12,100	12,099
Mizuho Funding LLC 0.185% due 3/19/2013[3]	40,000	39,995
Toronto-Dominion Holdings USA Inc. 0.14% due 4/4/2013[3]	40,000	39,995
Chariot Funding, LLC 0.21% due 3/18/2013[3]	28,000	27,998
Coca-Cola Co. 0.20% due 4/16/2013[3]	25,100	25,096
GlaxoSmithKline Finance PLC 0.13% due 3/18/2013[3]	24,300	24,298
Kells Funding, LLC 0.15% due 3/4/2013[3]	21,500	21,500
General Electric Co. 0.12% due 3/1/2013	20,940	20,940
Procter & Gamble Co. 0.16% due 3/11/2013[3]	20,000	19,999
U.S. Treasury Bill 0.155% due 5/2/2013	20,000	19,997
National Australia Funding (Delaware) Inc. 0.165% due 3/12/2013[3]	19,800	19,799
Thunder Bay Funding, LLC 0.20% due 3/19/2013[3]	16,400	16,398
United Technologies Corp. 0.09% due 3/1/2013[3]	3,000	3,000

Total short-term securities (cost: $784,373,000)		784,377

Total investment securities (cost: $4,567,833,000)		4,620,450
Other assets less liabilities		(226,773)

Net assets		$4,393,677

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $577,244,000, which represented 13.14% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-048-0413O-S32793

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: April 30, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2013